o BT INSTITUTIONAL FUNDS o

                                 INSTITUTIONAL
                                 CASH RESERVES

                               SEMI-ANNUAL REPORT
                                  JUNE o 1998

Institutional Cash Reserves Fund

Table of Contents

      Letter to Shareholders                                        3

      Institutional Cash Reserves Fund
            Statement of Assets and Liabilities                     4
            Statement of Operations                                 4
            Statements of Changes in Net Assets                     5
            Financial Highlights                                    6
            Notes to Financial Statements                           7

      Cash Management Portfolio
            Statement of Net Assets                                 8
            Statement of Operations                                13
            Statements of Changes in Net Assets                    14
            Financial Highlights                                   14
            Notes to Financial Statements                          15


                                 --------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                 --------------

Institutional Cash Reserves Fund

Letter to Shareholders

We are pleased to present you with this semi-annual report for the Institutional Cash Reserves Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

Money markets were dominated by foreign activity rather than U.S. economic factors or Federal Reserve Board policy in the first six months of 1998.

o The hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. This both focused the U.S. markets on that region and also continued to support a flight to quality and, in turn, a U.S. Treasury rally.

                                 --------------
                             Investment Instruments

Bank obligations, commercial paper, U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
                                 --------------

o Domestically, the manufacturing sector of the U.S. economy weakened due to the impact of the Asian turmoil. However, the service sector, which currently constitutes approximately two-thirds of the U.S. economy, was extremely strong. The service sector was supported by a 21 year low in unemployment, by the wealth effect of the stock market, by an improving real estate market, and by a low interest rate environment. The bottom line-more disposable income for consumers.


                                 --------------
                                    Objective

Seeks high current income consistent with liquidity and preservation of capital.
                                 --------------

Overall, the money markets were rather quiet, with the yield curve reasonably flat. A strong dollar, propelled by a deepening Asian crisis, served as a positive backdrop for continued low inflation. A combination of low inflation plus first quarter GDP growth of over 5% supported the markets' perception that the Federal Reserve Board was on hold. It was. In turn, interest rates remained relatively stable throughout the period, and price volatility within the money markets was at an all-time low.


                                 --------------
                                    Ratings
                                   S&P: AAAm
                                  Moody's: AAA
                                 --------------

INVESTMENT REVIEW

By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the Institutional Cash Reserves Fund.


                                           ANNUALIZED 7 DAY     ANNUALIZED 7 DAY
Periods ended June 30, 1998                 CURRENT YIELD        EFFECTIVE YIELD
--------------------------------------------------------------------------------
 Institutional
   Cash Reserves Fund(1)                          5.48%               5.63%

 IBC First Tier-Institutional Only
   Money Funds Average                            5.31%               5.45%


We maintained a neutral, close-to-the benchmark weighted average maturity position throughout most of the semi-annual period. This strategy was based on the uncertainty surrounding the impact of the Asian financial turmoil on the U.S. financial markets as well as on the Federal Reserve Board's decision to keep interest rates on hold. Also, the flat yield curve gave us few opportunities to extend maturities to increase yield. Instead, we sought to add value by increasing the Fund's holdings in floating rate securities, which proved to be effective in producing competitive Fund returns.


                    Diversification of Portfolio Investments
                       By Asset Type as of June 30, 1998
                    (percentages are based on market value)

                  [PIE CHART APPEARS HERE - PERCENTAGES BELOW]


Certificates of Deposit  1%                           Repurchase Agreement 2%
Eurodollar Certificates                                       Eurodollar Time
of Deposit              14%                                      Deposits 12%
Yankee Certificates                                   Floating Rate Notes 19%
of Deposit               4%                              Commercial Paper 48%




                                 --------------
                            Status at June 30, 1998
                        Seven day effective yield: 5.63%
                           Average maturity: 40 days
                          Net assets: 2,163.7 million
                                 --------------

MANAGER OUTLOOK

We believe the money markets should remain fairly positive throughout the second half of the year for several reasons:

o The Asian crisis continues to loom and the U.S. dollar remains strong-a positive backdrop for inflation to stay low.
o U.S. economic growth remains solid, the labor market tight, interest rates stable and volatility low.
o While the Federal Reserve Board reinstituted its tightening bias earlier in the year, it still seems likely that it will be on hold for a while.
o Japan is facing serious financial troubles, which could impact China and Latin America in turn. Thus, we expect a continued flight to quality, with U.S. Treasuries the major beneficiary.

We intend to maintain a relatively neutral average maturity for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities to extend duration, given our view of slower but still positive economic growth in the future.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Cash Reserves Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                                /s/ Darlene M. Rasel
                                ____________________
                                Darlene M. Rasel
               Portfolio Manager of the Cash Management Portfolio
                                 June 30, 1998

--------------
(1) Past performance is not indicative of future results. Yields will vary. Yields quote for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Institutional Cash Reserves Fund

Statement of Assets and Liabilities June 30, 1998 (unaudited)

Assets
      Investment in Cash Management Portfolio, at Value                                                            $ 2,173,751,828
      Prepaid Expenses                                                                                                      15,341
      Due from Bankers Trust, net                                                                                          180,019
                                                                                                                   ---------------
Total Assets                                                                                                         2,173,947,188
                                                                                                                   ---------------
Liabilities
      Dividends Payable                                                                                                 10,046,394
      Accrued Expenses                                                                                                     194,048
                                                                                                                   ---------------
Total Liabilities                                                                                                       10,240,442
                                                                                                                   ---------------
Net Assets                                                                                                         $ 2,163,706,746
                                                                                                                   ---------------
Shares  Outstanding ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)       2,164,148,595
                                                                                                                   ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)                $          1.00
                                                                                                                   ===============
Composition of Net Assets
      Paid-in Capital                                                                                              $ 2,164,148,595
      Accumulated Net Realized Loss from Investment Transactions                                                          (441,849)
                                                                                                                   ---------------
Net Assets                                                                                                         $ 2,163,706,746
                                                                                                                   ===============


Statement of Operations For the six month period ended June 30, 1998 (unaudited)

Investment Income
      Income Allocated from Cash Management Portfolio, net            $ 61,713,108
                                                                      ------------
Expenses
      Administration and Services Fees                                     563,775
      Registration Fees                                                    162,569
      Printing and Shareholder Reports                                       7,157
      Professional Fees                                                      6,533
      Trustees Fees                                                            624
      Miscellaneous                                                         25,166
                                                                      ------------
      Total Expenses                                                       765,824
      Less: Expenses Absorbed by Bankers Trust                            (765,824)
                                                                      ------------
            Net Expenses                                                        --
                                                                      ------------
Net Investment Income                                                   61,713,108
Realized Gain from Investment Transactions                                  37,011
                                                                      ------------
Net Increase in Net Assets from Operations                            $ 61,750,119
                                                                      ============

                  See Notes to Financial Statements on Page 7

Institutional Cash Reserves Fund

Statements of Changes in Net Assets

                                                                                         For the                    For the
                                                                                    six months ended              year ended
                                                                                     June 30, 1998(1)           December 31, 1997
                                                                                  -------------------         --------------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                                       $       61,713,108          $      104,590,234
      Net Realized Gain (Loss) from Investment Transactions                                   37,011                     (17,779)
                                                                                  ------------------          ------------------
Net Increase in Net Assets from Operations                                                61,750,119                 104,572,455
                                                                                  ------------------          ------------------
Distributions to Shareholders
      Net Investment Income                                                              (61,713,108)               (104,590,234)
                                                                                  ------------------          ------------------
Capital Transactions in Shares of Beneficial Interest
   (at Net Asset Value of $1.00 per share)
      Proceeds from Sales of Shares                                                   17,526,475,000              28,929,762,962
      Dividend Reinvestments                                                              48,431,567                  96,038,020
      Cost of Shares Redeemed                                                        (16,960,101,327)            (28,763,655,824)
                                                                                  ------------------          ------------------
Net Increase from Capital Transactions in Shares of Beneficial Interest                  614,805,240                 262,145,158
                                                                                  ------------------          ------------------
Total Increase in Net Assets                                                             614,842,251                 262,127,379
Net Assets
Beginning of Period                                                                    1,548,864,495               1,286,737,116
                                                                                  ------------------          ------------------
End of Period                                                                     $    2,163,706,746          $    1,548,864,495
                                                                                  ==================          ==================

--------------
(1)Unaudited


                  See Notes to Financial Statements on Page 7

Institutional Cash Reserves Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Cash Reserves.

                                                        For the                                                   For the period
                                                       six months                                                January 25, 1994
                                                         ended                                                   (Commencement of
                                                        June 30,            For the years ended December 31,       Operations) to
                                                        1998(1)           1997            1996           1995   December 31, 1994
                                                        ------          -------         -------        -------  -----------------

Per Share Operating Performance:
Net Asset Value, Beginning of Period                    $ 1.00          $  1.00         $  1.00        $  1.00       $   1.00
                                                        ------          -------         -------        -------       --------
Income from Investment Operations
      Net Investment Income                               0.03             0.05            0.05           0.06           0.04
      Net Realized Gain (Loss) from Investment
            Transactions                                 (0.00)(2)        (0.00)(2)        0.00(2)        0.00(2)       (0.01)
                                                        ------          -------         -------        -------       --------
Total from Investment Operations                          0.03             0.05            0.05           0.06           0.03
                                                        ------          -------         -------        -------       --------
Contributions of Capital                                    --               --            0.00(2)          --           0.01
                                                        ------          -------         -------        -------       --------
Distributions to Shareholders
      Net Investment Income                              (0.03)           (0.05)          (0.05)         (0.06)         (0.04)
                                                        ------          -------         -------        -------       --------
Net Asset Value, End of Period                           $1.00          $  1.00         $  1.00        $  1.00       $   1.00
                                                        ======          =======         =======        =======       ========
Total Investment Return                                   2.75%            5.58%           5.42%(3)       5.94%          4.32%(3,4)
Supplemental Data and Ratios:
      Net Assets, End of Period (000s omitted)       $2,163,707       $1,548,864      $1,286,737       $820,973      $ 920,722
      Ratios to Average Net Assets:
            Net Investment Income                         5.47%(4)         5.45%           5.28%          5.80%          4.32%(4)
            Expenses, Including Expenses of the
               Cash Management Portfolio                  0.18%(4)         0.18%           0.18%          0.18%          0.18%(4)
            Decrease Reflected in Above Expense
               Ratio Due to Absorption of Expenses
               by Bankers Trust                           0.09%(4)         0.08%           0.08%          0.07%          0.08%(4)

--------------
(1) Unaudited
(2) Less than $0.01 per share.
(3) Increased by approximately 0.03% and 0.81% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.
(4) Annualized.


                  See Notes to Financial Statements on Page 7

Institutional Cash Reserves Fund

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies

A.  Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Reserves (the "Fund") is one the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933. The Fund commenced operations and began offering shares of beneficial interest January 25, 1994. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's investment was approximately 45% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in the report.

B.  Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  Organization Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

D.  Dividends

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net capital gains, if any, earned by the Fund will be made annually.

E.  Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required.

F.  Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the fund are charged to that Fund, while expenses that are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets. The Fund was owed $80,940 in relation to waived fees and reimbursed expenses at June 30, 1998, net of Administration and Service Fees of $96,297.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.18% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six month period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement. The Fund does not intend to charge 12b-1 fees in the future.

Certain officers of the Fund are also directors, officers and employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICCDistributors, Inc. will replace Edgewood as distributor of the Trust.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.18% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Fund have been reduced by $765,824.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Financial Highlights for the period January 25, 1994 (commencement of operations) to December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $5,865,995. In 1996, Bankers Trust contributed capital in the amount of $348,087 to reimburse the Fund for capital losses incurred in prior years.

Notes 3--Capital Loss Carryforward

At June 30, 1998, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains consisted of $461,081, which will expire in 2002 and $17,779, which will expire in 2005.

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)



Principal
 Amount                      Security                               Value
---------                    --------                               -----
                   CERTIFICATES OF DEPOSIT - 1.23%
                   NationsBank Corp.
$ 15,000,000         5.58%, 9/8/98                             $   15,000,000
  45,000,000         5.58%, 8/7/98                                 45,000,438
                                                               --------------

Total Certificates of Deposit
 (Amortized Cost $60,000,438)                                      60,000,438
                                                               --------------

                   COMMERCIAL PAPER - 48.08%*
   7,000,000       Alcatel Alsthom,
                     5.52%, 8/20/98                                 6,946,333

                   Asset Securitization:
  10,000,000         5.53%, 8/25/98                                 9,915,514
  31,000,000         5.53%, 8/28/98                                30,723,807
  32,000,000         5.54%, 9/2/98                                 31,689,760
  15,000,000         5.54%, 9/22/98                                14,808,408

                   Associates Corp.:
  30,000,000         5.52%, 8/17/98                                29,783,800
  39,400,000         5.51%, 8/21/98                                39,092,450
  35,000,000         5.51%, 8/17/98                                34,748,224

  14,000,000       BBL North America,
                     5.53%, 8/25/98                                13,881,719

   3,000,000       British Gas Capital,
                     5.5%, 8/24/98                                  2,975,250

                   CAFCO:
  17,000,000         5.5%, 8/12/98                                 16,890,917
  21,500,000         5.52%, 9/25/98                                21,216,487
  15,000,000         5.52%, 9/9/98                                 14,839,000
  35,000,000         5.52%, 8/14/98                                34,763,867
  15,000,000         5.61%, 7/30/98                                14,932,213
  60,000,000         5.49%, 7/10/98                                59,917,650
  10,000,000         5.55%, 8/20/98                                 9,922,917

   4,700,000       Caterpillar Financial,
                     5.48%, 12/7/98                                 4,586,244

  30,000,000       CIT Group,
                     5.51%, 9/22/98                                29,618,892

                   Commonwealth Bank of Australia:
  25,000,000         5.49%, 11/23/98                               24,447,188
  25,000,000         5.5%, 8/5/98                                  24,866,319

                   Credit Suisse:
  13,000,000         5.5%, 8/10/98                                 12,920,556
  13,000,000         5.475%, 7/16/98                               12,970,344
  10,000,000         5.5%, 7/10/98                                  9,986,250




Principal
 Amount                      Security                               Value
---------                    --------                               -----
                   Daimler Benz:
$ 27,975,000         5.5%, 9/11/98                             $   27,667,275
  30,000,000         5.5%, 7/15/98                                 29,935,833
  10,000,000         5.5%, 9/25/98                                  9,868,611

                   Delaware Funding Corp.:
  17,667,000         5.53%, 7/8/98                                 17,648,003
  20,000,000         5.58%, 7/23/98                                19,931,800
  34,379,000         5.61%, 7/30/98                                34,223,636

                   Deutsche Bank:
  10,800,000         5.51%, 7/23/98                                10,763,634
  60,000,000         5.49%, 7/15/98                                59,871,900

                   Diageo Capital:
  40,000,000         5.53%, 7/6/98                                 39,969,278
  15,000,000         5.51%, 9/29/98                                14,793,375
  32,000,000         5.51%, 7/15/98                                31,931,431
  17,000,000         5.5%, 9/14/98                                 16,805,208

                   Eksportfinans:
  19,285,000         5.65%, 7/14/98                                19,245,653
  15,600,000         5.52%, 7/27/98                                15,537,808
  11,000,000         5.54%, 8/10/98                                10,932,289

                   Ford Motor Credit:
  33,000,000         5.48%, 7/8/98                                 32,964,837
  20,000,000         5.52%, 7/17/98                                19,950,933
  55,000,000         5.52%, 7/24/98                                54,806,033
  87,000,000         5.47%, 7/10/98                                86,881,028

                   General Electric Capital Corp.:
  20,000,000         5.5%, 10/7/98                                 19,700,556
  25,000,000         5.49%, 11/20/98                               24,458,625
  18,000,000         5.5%, 10/8/98                                 17,727,750
  17,000,000         5.51%, 9/11/98                                16,812,660
  25,000,000         5.43%, 9/4/98                                 24,754,896
   7,000,000         5.52%, 8/17/98                                 6,949,553
  13,000,000         5.51%, 7/24/98                                12,954,236
  21,000,000         5.5%, 10/19/98                                20,647,083
  30,000,000         5.49%, 7/8/98                                 29,967,975

  10,000,000       General Electric Co.,
                     5.51%, 8/12/98                                 9,935,717

  13,000,000       General Motors Accept. Corp.,
                     5.51%, 8/24/98                                12,892,555

  10,000,000       Generale Bank,
                     5.49%, 12/3/98                                 9,763,625


                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)



Principal
 Amount                      Security                               Value
---------                    --------                               -----
                   Goldman Sachs:
$ 35,000,000         5.52%, 8/10/98                            $   34,785,333
  35,000,000         5.5%, 10/14/98                                34,438,542
  30,000,000         5.52%, 8/26/98                                29,742,400
  30,000,000         5.52%, 8/28/98                                29,733,200

   2,500,000       Hitachi America,
                     5.54%, 7/21/98                                 2,492,306

   8,000,000       J.P. Morgan,
                     5.5%, 11/10/98                                 7,838,667

  10,000,000       Manitoba Hydro Electric,
                     5.506%, 8/27/98                                9,912,822

                   Merrill Lynch & Co.:
  23,000,000         5.52%, 10/16/98                               22,622,647
  20,000,000         5.52%, 7/15/98                                19,957,067
  32,000,000         5.5%, 7/27/98                                 31,872,889
  10,500,000         5.51%, 8/3/98                                 10,446,966
  23,000,000         5.53%, 9/11/98                                22,745,620

                   Metropolitan Life:
  10,908,000         5.53%, 9/10/98                                10,789,033
  35,884,000         5.54%, 9/9/98                                 35,497,450

                   Monsanto Co.:
  15,000,000         5.505%, 9/18/98                               14,818,794
  15,000,000         5.51%, 9/24/98                                14,804,854

                   Morgan Stanley Group Inc.:
  13,000,000         5.5%, 7/10/98                                 12,982,120
 100,000,000         6.25%, 7/1/98                                100,000,000
  24,000,000         5.53%, 8/12/98                                23,845,160
  40,000,000         5.52%, 8/27/98                                39,650,400

  18,500,000       National Australia Funding,
                     5.5%, 8/3/98                                  18,406,729

  28,000,000       National Rural Utility Cooperative
                   Financial Corp.,
                     5.5%, 9/25/98                                 27,632,111

  40,000,000       Norwest,
                     5.55%, 8/14/98                                39,728,667

                   Panasonic Finance:
  15,000,000         5.51%, 10/20/98                               14,745,163
   5,000,000         5.52%, 11/3/98                                 4,904,167

                   Paribas Finance,
   20,000,000        5.51%, 7/21/98                                19,938,778




Principal
 Amount                      Security                               Value
---------                    --------                               -----
                   Province Of Quebec:
$ 11,000,000         5.5%, 10/16/98                            $   10,820,181
  24,500,000         5.5%, 11/9/98                                 24,009,660
  20,000,000         5.52%, 10/27/98                               19,638,133
   2,400,000         5.52%, 10/15/98                                2,360,992
  10,000,000         5.505%, 11/5/98                                9,805,796

                   Receivables Capital Corp.:
  30,000,000         5.53%, 8/14/98                                29,797,233
  12,239,000         5.53%, 7/17/98                                12,208,919
  50,000,000         5.53%, 8/26/98                                49,569,889
  12,949,000         5.55%, 8/21/98                                12,847,188
  10,000,000         5.53%, 8/3/98                                  9,949,308
  15,000,000         5.59%, 7/29/98                                14,934,783
  20,000,000         5.57%, 7/27/98                                19,919,544
  10,000,000         5.531%, 7/17/98                                9,975,418
  13,000,000         5.61%, 7/10/98                                12,981,768
  15,000,000         5.57%, 7/23/98                                14,948,942

                   Smith Barney Shearson:
  20,000,000         5.52%, 10/7/98                                19,699,467
  20,000,000         5.355%, 7/8/98                                19,979,175
  25,000,000         5.5%, 7/10/98                                 24,965,625
  15,000,000         5.4%, 8/7/98                                  14,916,750
  35,000,000         5.49%, 7/21/98                                34,893,250
  19,000,000         5.54%, 8/20/98                                18,853,806
  14,000,000         5.53%, 9/15/98                                13,836,558
  22,000,000         5.4%, 8/10/98                                 21,868,000

  10,000,000       Svenska Handelsbanken,
                     5.51%, 9/10/98                                 9,891,331

    8,000,000      Westpac Capitol Corp.,
                     5.49%, 10/1/98                                 7,887,760
                                                               --------------

Total Commercial Paper
  (Amortized Cost $2,341,629,266)                               2,341,629,266
                                                               --------------

                   EURODOLLAR CERTIFICATES OF DEPOSIT - 13.51%
                   Abbey National:
 15,000,000          5.59%, 9/8/98                                 14,999,951
 20,000,000          5.58%, 8/21/98                                19,999,831
 40,000,000          5.55%, 7/14/98                                40,000,000
 50,000,000          5.55%, 7/9/98                                 50,000,000
 30,000,000          5.59%, 8/14/98                                30,000,000

 50,000,000        Bank Of Scotland,
                     5.59%, 9/25/98                                50,000,000

                   Bank Of Tokyo-Mitsubishi,
  25,000,000         5.7%, 7/6/98                                  25,000,000


                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)



Principal
 Amount                      Security                               Value
---------                    --------                               -----
$ 19,000,000       Banque Bruxelles,
                     5.59%, 8/24/98                            $   18,999,874

  15,000,000       Banque Nationale de Paris,
                     5.61%, 7/31/98                                15,000,306

  39,000,000       Barclays Bank,
                     5.57%, 7/24/98                                38,999,597

  20,000,000       Bayerisch Vereinbank,
                     5.595%, 9/24/98                               20,000,466

   8,000,000       Bayerisch Vereinbank,
                     5.6%, 12/7/98                                  7,997,195

  10,000,000       Canadian Imperial Bank,
                     5.635%, 11/5/98                               10,000,315

  11,000,000       Credit Agricole,
                     5.8%, 7/31/98                                 11,000,129

  10,000,000       Creditanstalt Bankverein,
                     5.59%, 7/6/98                                 10,000,014

  10,000,000       Credito Italiano,
                     5.59%, 9/1/98                                  9,999,941

  75,000,000       Deutsche Bank:
                     5.57%, 7/6/98                                 74,999,938

  30,000,000       Halifax Building Society
                     5.59%, 9/22/98                                29,999,763

                   KBC Bank:
  50,000,000         5.5725%, 7/7/98                               50,000,021
  20,000,000         5.58%, 8/26/98                                19,999,920

                   Nordeutsche Landesbank:
  10,000,000         5.66%, 12/10/98                               10,000,798
  23,000,000         5.58%, 7/29/98                                22,999,863
  24,000,000         5.57%, 7/24/98                                23,999,752
  19,000,000         5.66%, 11/16/98                               19,000,354

  35,000,000       Rabobank,
                     5.565%, 7/16/98                               35,000,072
                                                               --------------

Total Eurodollar Certificates of Deposit
  (Amortized Cost $657,998,100)                                   657,998,100
                                                               --------------

                   EURODOLLAR TIME DEPOSITS - 12.30%
  25,000,000       Banco Bilbao Vizcaya,
                     5.64%, 10/7/98                                25,000,000




Principal
 Amount                      Security                               Value
---------                    --------                               -----
$ 20,000,000       Bank Of America,
                     5.5313%, 7/13/98                          $   20,000,000

  22,000,000       Bank Of Austria,
                     5.78%, 11/18/98                               22,000,000

                   Bank Of Nova Scotia:
   20,000,000        5.625%, 9/4/98                                20,000,000
   50,000,000        6.125%, 7/1/98                                50,000,000

   60,000,000      Bank Of Tokyo-Mitsubishi,
                     5.9375%, 7/14/98                              60,000,000

   20,000,000      Barclays Bank,
                     5.67%, 12/3/98                                20,000,000

   25,000,000      Bayerische Landesbank,
                     5.5625%, 7/9/98                               25,000,000

   25,000,000      Deutsche Bank,
                     6.5%, 7/1/98                                  25,000,000

   40,000,000      International Nederlander Funding,
                     5.75%, 7/6/98                                 40,000,000

   50,000,000      Toronto Dominion Bank,
                     6.25%, 7/1/98                                 50,000,000

  132,148,756      Union Bank of Switzerland,
                     5.75%, 7/1/98                                132,148,756

                   West Deutsche Landesbank:
  50,000,000         5.61%, 9/29/98                                50,000,000
  35,000,000         5.5313%, 7/6/98                               35,000,000
  25,000,000         5.625%, 8/6/98                                25,000,000
                                                               --------------

Total Eurodollar Time Deposits
  (Amortized Cost $599,148,756)                                   599,148,756
                                                               --------------

                   FLOATING RATE NOTES - 18.99%
  20,000,000       American Express Centurion Bank:
                     Monthly Variable Rate,
                     5.616%, 9/25/98                               20,000,000

                   Associates Corp.:
                     Daily Variable Rate,
  25,000,000         5.70%, 4/23/99                                24,980,157
  20,000,000         5.71%, 6/29/99                                19,984,468
  25,000,000         5.79%, 1/4/99                                 24,993,798

                   Bank Of Nova Scotia:
                     Monthly Variable Rate,
  35,000,000         5.5123%, 6/10/99                              34,975,009



                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)



Principal
 Amount                      Security                               Value
---------                    --------                               -----
$ 40,000,000       Banque Nationale de Paris:
                     Monthly Variable Rate,
                     5.5323%, 6/1/99                           $   39,977,973

  40,000,000       Bayerische Hypotheka:
                     Monthly Variable Rate,
                     5.5162%, 5/28/99                              39,971,410

                   Bayerische Landesbank:
                     MONTHLY VARIABLE RATE,
  25,000,000         5.521%, 6/29/99                               24,981,671
  20,000,000         5.5262%, 2/25/99                              19,992,415

  10,000,000       Bear Stearns Co.:
                   Monthly Variable Rate,
                     5.6262%, 6/4/99                               10,000,000

                   Chase Manhattan Bank:
                     Quarterly Variable Rate,
   5,000,000         5.7875%, 11/10/98                              5,003,189
   5,000,000         5.6562%, 10/15/98                              5,000,888

  30,000,000       Commerz Bank:
                     Monthly Variable Rate,
                     5.5162%, 5/28/99                              29,978,558

  30,000,000       CoreStates Bank:
                     Monthly Variable Rate,
                     5.6012%, 3/5/99                               30,000,000

  20,000,000       Creditanstalt Bankverein:
                     Monthly Variable Rate,
                     5.5145%, 6/3/99                               19,987,294

  40,000,000       Deutsche Bank:
                     Quarterly Variable Rate,
                     5.5275%, 6/1/99                               39,971,181

                   General Electric Capital Corporation:
                     Quarterly Variable Rate,
  15,000,000         5.607%, 1/15/99                               15,000,000
  10,000,000         5.6075%, 11/6/98                              10,000,000

  55,000,000       J.P. Morgan:
                     Monthly Variable Rate,
                     5.5273%, 2/24/99                              54,973,723

 10,000,000        Key Bank:
                     Daily Variable Rate,
                     5.54%, 1/29/99                                 9,996,916

                   KBC Bank:
                   Quarterly Variable Rate,
  25,000,000         5.5375%, 6/1/99                               24,984,239




Principal
 Amount                      Security                               Value
---------                    --------                               -----
$ 15,000,000         Mellon Bank:
                       Quarterly Variable Rate,
                       5.7792%, 11/17/98                       $   15,000,000

                   Merrill Lynch & Co.:
                     MONTHLY VARIABLE RATE,
  20,000,000         5.606%, 4/13/99                               19,998,433
                     Daily Variable Rate,
  12,000,000         5.90%, 4/7/99                                 12,006,831
  35,000,000         5.80%, 2/17/99                                34,996,713

  35,000,000       Morgan Stanley Group Inc.:
                     Monthly Variable Rate,
                     5.6162%, 11/6/98                              35,000,000

  15,000,000       National City Bank of Cleveland:
                     Monthly Variable Rate,
                     5.5462%, 3/5/99                               14,996,030

  25,000,000       NationsBank Corp.:
                     Daily Variable Rate,
                     5.89%, 3/18/99                                25,015,517

                   Nordeutsche Landesbank:
                     Monthly Variable Rate,
  17,000,000         5.5562%, 2/2/99                               16,995,145
  20,000,000         5.5362%, 2/25/99                              19,993,596

                   Societe Generale:
                     Daily Variable Rate,
  10,000,000         5.77%, 3/2/99                                  9,996,738
  40,000,000         5.78%, 2/9/99                                 39,986,808
  15,000,000         5.76%, 8/28/98                                14,998,353
                     Monthly Variable Rate,
  25,000,000         5.5712%, 5/7/99                               24,986,393
  10,000,000         5.5545%, 6/1/99                                9,992,877

  25,000,000       Student Loan Marketing Association:
                     5.321%, 9/28/98                               24,999,391

  20,000,000       Svenska Handelsbanken:
                     Monthly Variable Rate,
                     5.5362%, 6/2/99                               19,986,311

  10,000,000       US Bank:
                     Monthly Variable Rate,
                     5.55323%, 9/17/98                             9,999,039

                   Wachovia Bank:
                     Monthly Variable Rate,
  21,000,000         5.5162%, 5/12/99                              20,987,497
  25,000,000         5.5362%, 2/9/99                               24,991,141



                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)



Principal
 Amount                      Security                               Value
---------                    --------                               -----
$ 20,000,000       Walt Disney Co.:
                     Quarterly Variable Rate,
                     5.5175%, 2/26/99                          $   19,988,824

   5,000,000       Westpac Capitol Corp.:
                     QUARTERLY VARIABLE RATE,
                     5.544%, 4/9/99                                 4,998,107
                                                               --------------

Total Floating Rate Notes
  (Amortized Cost $924,666,633)                                   924,666,633
                                                               --------------

                   REPURCHASE AGREEMENT - 1.54%
  75,000,000       Tri-party Repurchase Agreement
                     with Goldman Sachs & Co.,
                     Dated 6/30/98, 6.25%,
                     Principal & Interest in the
                     amount of $75,013,021,
                     Due 7/01/98,
                     (Collateralized by FHLMC
                     Bonds, Par Value of $37,630,062,
                     Coupon Rates of 6.000% to
                     7.00%, Due from 5/1/03 to
                     2/1/12, Value of $36,017,383);
                     Federal National Mortgage
                     Association Bonds,
                     Par Value of $190,562,931
                     Coupon rate of 7.00%, Due 8/1/26,
                     Value of $40,879,505                          75,000,000

Total Repurchase Agreements
  (Amortized Cost $75,000,000)                                     75,000,000
                                                               --------------

                   YANKEE CERTIFICATES OF DEPOSIT - 4.01%
  11,000,000       Bank Of Montreal,
                     5.56%, 7/14/98                                10,999,974

  12,000,000       Bank Of Nova Scotia,
                     5.55%, 7/6/98                                 12,000,000




Principal
 Amount                      Security                               Value
---------                    --------                               -----

                   Banque Nationale de Paris:
$  5,000,000         5.59%, 8/21/98                            $    4,999,994
  11,000,000         5.58%, 9/11/98                                10,999,557
  13,000,000         5.8%, 10/5/98                                 13,000,786

                   Deutsche Bank:
   6,000,000         5.55%, 7/20/98                                 5,999,848
  22,000,000         5.58%, 8/6/98                                 21,999,981
   2,000,000         5.705%, 4/16/99                                1,998,517

  40,000,000       Paribas Finance,
                     5.585%, 9/17/98                               40,000,000

  10,000,000       Royal Bank Of Canada,
                     5.56%, 2/26/99                                 9,996,846

   2,000,000       Societe Generale Bank,
                     5.97%, 10/26/98                                2,000,626

  10,000,000       Swiss Bank,
                     5.75%, 5/7/99                                  9,998,351

  31,000,000       Toronto Dominion,
                     5.58%, 9/25/98                                30,998,222

  20,000,000       Westpac Capitol Corp.,
                     5.67%, 3/23/99                                19,991,652


Total Yankee Certificates of Deposit
  (Amortized Cost $194,984,354)                                   194,984,354
                                                               --------------

Total Investments
  (Amortized Cost $4,853,427,547)               99.66%         $4,853,427,547
Other Assets Less Liabilities                    0.34%             16,726,455
                                               ------          --------------
Net Assets                                     100.00%         $4,870,154,002
                                               ======          ==============

--------------
* Interest rates for Commercial paper represent discount rates at the time of purchase.


                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Operations For the six month period ended June 30, 1998 (unaudited)


Investment Income
      Interest                                         $  140,067,522
                                                       --------------
Expenses
      Advisory Fees                                         3,724,519
      Administration and Services Fees                      1,241,506
      Professional Fees                                        15,425
      Trustees Fees                                             1,037
      Miscellaneous                                             9,244
                                                       --------------
      Total Expenses                                        4,991,731
      Less:  Expenses Absorbed by Bankers Trust              (522,308)
                                                       --------------
            Net Expenses                                    4,469,423
                                                       --------------
Net Investment Income                                     135,598,099
                                                       --------------
Net Realized Gain from Investment Transactions                 83,981
                                                       --------------
Net Increase in Net Assets from Operations             $  135,682,080
                                                       ==============


                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statements of Changes in Net Assets

                                                                             For the                   For the
                                                                        six months ended             year ended
                                                                        June 30, 1998(1)         December 31, 1997
                                                                        ----------------         -----------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                            $    135,598,099          $    237,022,519
      Net Realized Gain (Loss) from Investment Transactions                      83,981                   (41,207)
                                                                       ----------------          ----------------
Net Increase in Net Assets from Operations                                  135,682,080               236,981,312
                                                                       ----------------          ----------------
Capital Transactions
      Proceeds from Capital Invested                                     16,108,662,027            25,687,643,529
      Value of Capital Withdrawn                                        (15,413,915,080)          (25,146,809,558)
                                                                       ----------------          ----------------
Net Increase in Net Assets from Capital Transactions                        694,746,947               540,833,971
                                                                       ----------------          ----------------
Total Increase in Net Assets                                                830,429,027               777,815,283
Net Assets
Beginning of Period                                                       4,039,724,975             3,261,909,692
                                                                       ----------------          ----------------
End of Period                                                          $  4,870,154,002          $  4,039,724,975
                                                                       ================          ================

--------------
(1)Unaudited


Financial Highlights

Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.

                                                          For the
                                                        six months
                                                           ended                   For the years ended December 31,
                                                          June 30,    -----------------------------------------------------------
                                                          1998(1)         1997       1996       1995        1994        1993
                                                        -----------   ----------- ----------- ----------- ----------- -----------
Supplemental Data and Ratios:
      Net Assets, End of Period (000s omitted)          $4,870,154    $4,039,725  $3,261,910  $2,615,932  $2,735,025  $1,930,075
      Ratios to Average Net Assets:
            Net Investment Income                            5.46%(3)      5.43%       5.27%       5.77%       4.24%       3.06%
            Expenses                                         0.18%(3)      0.18%       0.18%       0.18%       0.18%       0.20%
            Decrease Reflected in Above Expense Ratio
               Due to Absorption of Expenses by
               Bankers Trust                                 0.02%(3)      0.02%       0.02%       0.02%       0.02%       0.00%(2)

(1)  Unaudited
(2)  Less than 0.01%.
(3)  Annualized

                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Notes to Financial Statements (unaudited)


Note 1--Organization and Significant Accounting Policies.

A.  Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $189,913, net of waived fees of $18,952.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $557,741, net of waived fees of $68,855.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .18% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $522,308.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994, reflects the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

The Cash Management Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Certain officers of the Portfolio are also directors, officers, and/or employees of Edgewood Services Inc., distributor of the BT Pyramid Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Effective August 11, 1998, ICCDistributors, Inc. will replace Edgewood as distributor of the Trust.

Note 3--Net Assets
At June 30, 1998:
Paid-in-Capital                                                $4,870,154,002
                                                               ==============

BT INSTITUTIONAL FUNDS
BT INSTITUTIONAL CASH RESERVES FUND


Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019



                                 --------------
           For information on how to invest,  shareholder account
           information and current price and yield information,
           please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                                 --------------



                                                               Cusip #055924872
                                                               STA487100 (6/98)